Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2021

AGG-QTLY-0821
1.803292.117

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 89.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	18,087,762	$103,642,876
Fidelity Emerging Markets Equity Central Fund (a)	1,064,748	328,815,478
Fidelity International Equity Central Fund (a)	5,014,793	530,514,927
Fidelity Real Estate Equity Central Fund (a)	370,904	51,659,568
Fidelity U.S. Equity Central Fund (a)	18,045,415	2,394,987,498
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,845,562,330)		3,409,620,347

Fixed-Income Central Funds - 6.3%
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Central Fund (a)	1,649,588	15,209,199
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	132,814	13,734,297
Fidelity High Income Central Fund (a)	495,526	56,945,844

TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,889,340

Investment Grade Fixed-Income Funds - 4.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	578,130	64,507,756
Fidelity International Credit Central Fund (a)	417,912	42,865,283
Fidelity Investment Grade Bond Central Fund (a)	401,422	46,115,408

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		153,488,447

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $222,319,750)		239,377,787

Money Market Central Funds - 0.4%
Fidelity Cash Central Fund 0.06% (b)	11,205,160	11,207,401
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	6,280,272	6,280,900
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $17,488,301)		17,488,301
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/15/21 to 9/2/21 (d)
(Cost $6,359,890)	6,360,000	6,359,638
	Shares	Value

Investment Companies - 3.4%
iShares 20+ Year Treasury Bond ETF (e)	646,509	$93,323,575
VanEck Vectors Gold Miners ETF	1,020,087	34,662,556
TOTAL INVESTMENT COMPANIES
(Cost $133,996,523)		127,986,131
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,225,726,794)		3,800,832,204
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,425,526)
NET ASSETS - 100%		$3,793,406,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	364	Sept. 2021	$41,934,620	$(1,197,158)	$(1,197,158)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	165	Sept. 2021	11,259,600	22,638	22,638

Total Purchased					$(1,174,520)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	182	Sept. 2021	39,026,260	(394,452)	(394,452)
TOTAL FUTURES CONTRACTS					$(1,568,972)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,589,662.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,969
Fidelity Commodity Strategy Central Fund	11,263
Fidelity Emerging Markets Debt Central Fund	444,516
Fidelity Emerging Markets Debt Local Currency Central Fund	361,123
Fidelity Emerging Markets Equity Central Fund	3,186,287
Fidelity High Income Central Fund	2,136,884
Fidelity Inflation-Protected Bond Index Central Fund	789,852
Fidelity International Credit Central Fund	2,068,322
Fidelity International Equity Central Fund	6,804,943
Fidelity Investment Grade Bond Central Fund	3,117,808
Fidelity Real Estate Equity Central Fund	282,516
Fidelity Securities Lending Cash Central Fund	108,575
Fidelity U.S. Equity Central Fund	26,155,556
Total	$45,472,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,275,084	$163,907,276	$153,972,369	$(2,590)	$--	$11,207,401	0.0
Fidelity Commodity Strategy Central Fund	--	93,788,239	6,443,061	222,984	16,074,714	103,642,876	12.4
Fidelity Emerging Markets Debt Central Fund	12,562,957	3,824,283	1,510,931	(3,629)	336,519	15,209,199	0.6
Fidelity Emerging Markets Debt Local Currency Central Fund	12,963,416	361,123	--	--	409,758	13,734,297	8.6
Fidelity Emerging Markets Equity Central Fund	248,883,467	34,687,900	30,983,435	2,254,683	73,972,863	328,815,478	12.4
Fidelity High Income Central Fund	47,201,042	7,302,521	2,446,113	6,537	4,881,857	56,945,844	2.4
Fidelity Inflation-Protected Bond Index Central Fund	104,592,243	13,729,868	55,419,593	1,468,017	137,221	64,507,756	5.7
Fidelity International Credit Central Fund	39,105,459	6,770,353	2,180,177	(8,422)	(821,930)	42,865,283	9.2
Fidelity International Equity Central Fund	438,510,847	64,495,263	80,612,854	8,017,878	100,103,793	530,514,927	15.0
Fidelity Investment Grade Bond Central Fund	85,583,038	31,317,571	68,313,761	2,753,192	(5,224,632)	46,115,408	0.1
Fidelity Real Estate Equity Central Fund	3,839,228	41,392,032	678,469	1,438	7,105,339	51,659,568	3.1
Fidelity Securities Lending Cash Central Fund 0.06%	17,216,550	523,629,973	534,565,623	--	--	6,280,900	0.0
Fidelity U.S. Equity Central Fund	1,696,908,927	277,785,163	129,208,606	(13,954,135)	563,456,149	2,394,987,498	8.5
	$2,708,642,258	$1,262,991,565	$1,066,334,992	$755,953	$760,431,651	$3,666,486,435

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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